Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for basic and diluted net earnings per share:
Net income	$ 828	$ 4,725	$ 3,023
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings per share	30,562,255	24,633,369	8,969,588
Effect of dilutive securities:
Employee share options	1,170,277	1,825,215	1,476,741
Denominator for diluted net earnings per share	31,732,532	26,458,584	10,446,329
Basic net earnings per share	$ 0.03	$ 0.19	$ 0.34
Diluted net earnings per share	$ 0.03	$ 0.18	$ 0.29